UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007
                                                  ------------------------------

Check here if Amendment [x]; Amendment Number:
                                                  ------------------------------
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Impala Asset Management LLC
                          ----------------------------------------------
Address:                  134 Main Street
                          ----------------------------------------------
                          New Canaan, CT 06840
                          ----------------------------------------------

                          ----------------------------------------------

Form 13F File Number: 28- 11248
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Thomas T. Sullivan
                          ----------------------------------------------
Title:                    CFO
                          ----------------------------------------------
Phone:                    (203) 972-4155
                          ----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas T. Sullivan            New Canaan, Connecticut     November 14, 2007
------------------------------   -------------------------   -------------------
[Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       -0-
                                                   ---------------

Form 13F Information Table Entry Total:                  57
                                                   ---------------

Form 13F Information Table Value Total:               2,830,012

                                                   ---------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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

                           IMPALA ASSET MANAGEMENT LLC
                                 134 MAIN STREET
                              NEW CANAAN, CT 06840
                                TOM SULLIVAN, CFO
                                  203-972-4155
                  FORM 13F FOR THE PERIOD ENDED September, 2007

                                                                                         Investment                    Voting
Security                         Title of Class   CUSIP       MKT (000's)   Shares       Discretion   Other Managers   Authority
AIRCASTLE LTD                    COM              G0129K104         3,934      117,700   Y            N                SOLE
ITRON INC                        COM              465741106        10,703      115,000   Y            N                SOLE
ROPER INDUSTRIES INC             COM              776696106         3,406       52,000   Y            N                SOLE
AMERICAN AXLE & MFG HLDGS INC    COM              024061103        12,128      480,300   Y            N                SOLE
AMERICAN RAILCAR                 COM              02916P103           418       19,000   Y            N                SOLE
AMR CORP                         COM              001765106       184,673    8,285,014   Y            N                SOLE
APACHE CORP                      COM              037411105        31,521      350,000   Y            N                SOLE
APPLIED MATLS INC                COM              038222105        29,533    1,426,700   Y            N                SOLE
ARACRUZ CELULOSE SA              SPON ADR PFD B   038496204       259,322    3,523,871   Y            N                SOLE
BALLY TECH INC COM               COM              05874B107         2,834       80,000   Y            N                SOLE
BARRICK GOLD CORP COM            COM              067901108       106,742    2,650,000   Y            N                SOLE
BOYD GAMING CORP                 COM              103304101           857       20,000   Y            N                SOLE
C.H. ROBINSON                    COM NEW          12541W209        11,943      219,987   Y            N                SOLE
CAMECO CORP COM                  COM              13321L108        29,116      631,003   Y            N                SOLE
CARMAX INC                       COM              143130102         2,188      107,600   Y            N                SOLE
CARNIVAL CORP                    PAIRED CTF       143658300        75,067    1,550,000   Y            N                SOLE
CEDAR FAIR LP                    DEPOSITRY UNIT   150185106         9,400      394,112   Y            N                SOLE
CLEVELAND CLIFFS INC             COM              185896107        96,042    1,091,764   Y            N                SOLE
CON-WAY INC                      COM              205944101        63,059    1,370,852   Y            N                SOLE
CORNING INC                      COM              219350105       148,516    6,025,000   Y            N                SOLE
DELTA AIRLINES INC               COM NEW          247361702        14,066      783,623   Y            N                SOLE
DIANA SHIPPING INC               COM              Y2066G104         1,992       69,900   Y            N                SOLE
ENTERPRISE PRODS PARTNERS L P    COM              293792107         8,655      286,100   Y            N                SOLE
EXCEL MARITIME CARRIERS          COM              V3267N107            22          400   Y            N                SOLE
FOSTER (LB) CO                   COM              350060109         2,034       46,800   Y            N                SOLE
GENERAL DYNAMICS CORP            COM              369550108        58,132      688,195   Y            N                SOLE
GOODYEAR TIRE & RUBR CO COM S    COM              382550101       240,606    7,912,079   Y            N                SOLE
Great Lakes Dredge               COM              390607109           270       30,800   Y            N                SOLE
HORIZON LINES                    COM              44044K101         4,219      138,200   Y            N                SOLE
HUNT J B TRANS SVCS INC COM ST   COM              445658107       257,044    9,773,515   Y            N                SOLE
KAYDON CORP                      COM              486587108         3,275       63,000   Y            N                SOLE
LDK SOLAR CO LTD ADR             SPONSORED ADR    50183L107        48,815      708,500   Y            N                SOLE
NAVIOS MARITIME HOLDINGS INC     COM              Y62196103        12,048      916,917   Y            N                SOLE
OCCIDENTAL PETE CORP             COM              674599105        70,526    1,100,600   Y            N                SOLE
OVERSEAS SHIPHOLDING GRP I       COM              690368105         9,162      119,250   Y            N                SOLE
PACER INTERNATIONAL              COM              69373H106         5,418      284,411   Y            N                SOLE
PACKAGING CORP AMER              COM              695156109        31,055    1,068,276   Y            N                SOLE
PILGRIMS PRIDE CORP              COM              721467108         1,042       30,000   Y            N                SOLE
PINNACLE ENTERTAINMENT           COM              723456109           926       34,000   Y            N                SOLE
QUINTANA MARITIME LTD            SHS              Y7169G109         2,568      134,674   Y            N                SOLE
ROYAL CARIBBEAN CRUISES LTD      COM              V7780T103        46,040    1,179,600   Y            N                SOLE
RYANAIR HOLDINGS PLC             SPONSORED ADR    783513104         2,283       55,000   Y            N                SOLE
Ryder System Inc.                COM              783549108        16,298      332,619   Y            N                SOLE
SANDERSON FARMS INC              COM              800013104        79,915    1,917,797   Y            N                SOLE
SILGAN HLDGS INC                 COM              827048109        18,603      346,105   Y            N                SOLE
SMURFIT-STONE CONTAINER CORP     COM              832727101        37,960    3,250,000   Y            N                SOLE
SUNPOWER CORP                    COM CL A         867652109        82,878    1,000,692   Y            N                SOLE
SUNTECH PWR HLDGS CO LTD ADR     ADR              86800C104        23,088      578,642   Y            N                SOLE
TEEKAY CORP                      COM              Y8564W103        17,643      300,000   Y            N                SOLE
Teekay Offshore Partners LP      PARTNERSHIP UN   B1L6K70           4,006      141,556   Y            N                SOLE
UAL CORP COM STK                 COM NEW          902549807       527,092   11,328,010   Y            N                SOLE
ULTRAPETROL BAHAMAS LTD COM ST   COM              P94398107        17,508    1,054,078   Y            N                SOLE
UNION PACIFIC CORP               COM              907818108        27,812      245,997   Y            N                SOLE
UNITED PARCEL SERVICE            CL B             911312106        13,915      185,288   Y            N                SOLE
URS CORP NEW COM STK             COM              903236107         9,851      174,500   Y            N                SOLE
VOTORANTIM CELULOSE E PAPEL SA   SPONSORED ADR    92906P106        26,076      911,100   Y            N                SOLE
WESCO INTL INC COM STK           COM              95082P105        25,764      600,000   Y            N                SOLE

                                                                2,830,012

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